Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Land Use Rights, Net [Abstract]
Amortization expense for land use rights	$ 122,241	$ 90,027	$ 90,403